UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



                Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trafalgar Asset Managers Limited

Address:  66 Chiltern Street
          London W1U4JT
          United Kingdom

13F File Number:  028-11791


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     David Miller
Title:    Director
Phone:    +44-0-20-7499-1234


Signature, Place and Date of Signing:


   /s/ David Miller             London, England                05/11/2007
----------------------     -------------------------     ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

  [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

  [_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

  [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        12

Form 13F Information Table Value Total:   $ 1,014
                                           (thousands)

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                       COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7        COLUMN 8

                                                          VALUE     SHRS OR  SH/  PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS     CUSIP     (X$1000)   PRN AMT  PRN  CALL   DISCRETION   MANAGERS  SOLE    SHARED  NONE
--------------              --------------     -----     --------   -------  ---  ----   ----------   --------  ----    ------  ----
CENTEX CORP                 COM              152312104     1,046     26,200  SH          SOLE         NONE       26,200
HUTCHISON TELECOMM INTL LT  SPONSORED ADR    44841T107       252     39,600  SH          SOLE         NONE       39,600
HOVNANIAN ENTERPRISES INC   CL A             442487203       338    397,445  SH          SOLE         NONE      397,445
INTEL CORP                  COM              458140100     1,931     17,000  SH          SOLE         NONE       17,000
JP MORGAN CHASE & CO        COM              46625H100     3,525     27,300  SH          SOLE         NONE       27,300
K & F INDS HLDGS INC        COM              482241106       322     50,000  SH          SOLE         NONE       50,000
LENNAR CORP                 CL A             526057104     3,541     22,800  SH          SOLE         NONE       22,800
MICROSOFT CORP              COM              594918104     3,724     12,000  SH          SOLE         NONE       12,000
SELECT SECTOR SPDR TR       SBI MATERIALS    81369Y605     1,267     43,600  SH          SOLE         NONE       43,600
TXU CORP                    COM              873168108       373    300,000  SH          SOLE         NONE      300,000
WASHINGTON MUTUAL INC       COM              939322103       803     40,000  SH          SOLE         NONE       40,000
WELLS FARGO & CO NEW        COM              949746101     3,775     38,100  SH          SOLE         NONE       38,100





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